Subsequent Events	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 16 — SUBSEQUENT EVENTS
On July 23, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2012 of $0.4425 per unit. The distribution is payable on August 13, 2012 to all holders of record of common and general partner units on August 8, 2012. The aggregate amount of the declared distribution is anticipated to be $27,563.

     On June 29, 2012, Navios Partners entered into an agreement with a third party for the acquisition of the Navios Soleil, a 57,337 dwt Ultra-Handymax vessel built in 2009, for a cash purchase price of $20,650. The vessel was delivered on July 24, 2012.
   On June 29, 2012, Navios Partners entered into an agreement with a third party for the acquisition of the Navios Helios, a 77,075 dwt Panamax vessel built in 2005, for a cash purchase price of $20,800. The vessel was delivered on July 27, 2012.